UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 1998


Check here if Amendment [x]; Amendment Number: 1

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [x] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 12/31/98 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:     Milton Arbitrage Partners, LLC
Address:  165 Mason Street
          Greenwich, Connecticut  06830


Form 13F File Number:  28-7416


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Buck, II
Title:    Managing Member
Phone:    (203) 661-7022

Signature, Place, and Date of Signing:

                                   Greenwich, Connecticut      February 11, 2000
------------------------------     ----------------------      -----------------
         [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:        0
                                        ---------

Form 13F Information Table Entry Total:   43
                                        ---------

Form 13F Information Table Value Total: $ 299,138
                                        ---------
                                       (thousands)



List of Other Included Managers:

None

                FORM 13F 12/98 AMENDMENT -- MILTON (SEC USE ONLY)

                        Name of Reporting Manager Milton Arbitrage Partners, LLC

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            Item 1:          Item 2:    Item 3:     Item 4:     Item 5:             Item 6:            Item 7:         Item 8:
        Name of Issuer       Title of     CUSIP    Fair Market  Shares or    Investment Discretion     Managers        Voting
                              Class      Number      Value     Principal                               See            Authority
                                                   (x 1000)     Amount                                 Instr. V       (Shared)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           (a)     (b)        (c)                (a)      (b)   (c)
                                                                          Sole   Shared-As   Shared-            Sole     Shared None
                                                                                 Defined in  Other
                                                                                 Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Aliant Communications Inc.     COM     016090102     5,682      139,000     x                                     139,000
Allegiance Corp.               COM     017475104    10,845      232,600     x                                     232,600
ALLTEL Corp.                   COM     020039103       628       10,500     x                                      10,500
American Stores Co.            COM     030096101    15,026      406,800     x                                     406,800
Amerin Corp.                   COM     03070X106     5,750      243,300     x                                     243,300
AMP Inc.                       COM     031897101    25,416      488,181     x                                     488,181
APRIA Healthcare Group Inc.    COM     037933108       804       90,000     x                                      90,000
Aquila Gas Pipeline Corp.      COM     03839B106     1,617      188,900     x                                     188,900
Avecor Cardiovascular          COM     053547105     2,227      181,800     x                                     181,800
BA Merchant Svcs Inc.          CL A    055239107    10,111      502,400     x                                     502,400
Ballard Med Prods              COM     058566100     6,564      270,000     x                                     270,000
Bankers Tr Corp.               COM     066365107     1,709       20,000     x                                      20,000
Boole and Babbage Inc.         COM     098586100     9,193      312,300     x                                     312,300
BRC Hldgs Inc.                 COM     05564D108     9,023      481,200     x                                     481,200
Brylane Inc.                   COM     117661108     1,395       60,000     x                                      60,000
Calmat Co.                     COM     131271108     7,567      245,100     x                                     245,100
D&N Finl Corp.                 COM     332864108       832       35,200     x                                      35,200
Delta & Pine Ld Co.            COM     247357106     6,105      165,000     x                                     165,000
Eagle Hardware & Garden Inc.   COM     26959B101     3,387      104,200     x                                     104,200
First Amer Finl Corp           COM     318522307       421       13,100     x                                      13,100
First Mut Bancorp Inc.         COM     320941107       577       32,300     x                                      32,300
Meyer Fred Inc. Del            COM     592907109    21,069      349,700     x                                     349,700
Getchell Gold Corp             COM     374265106     6,426      235,000     x                                     235,000
Headlands Mortgage Co.         COM     421980103     7,900      377,300     x                                     377,300
Imperial Holly Corp            COM     452835101       314       38,655     x                                      38,655
Irvine Apt. Cmntys Inc.        COM     463606103     3,439      107,900     x                                     107,900
Kuhlman Corp.                  COM     501206106     9,363      247,200     x                                     247,200
Learonal Inc.                  COM     522016104     3,347       98,800     x                                      98,800
Main Street Finl Corp          COM     560633109     2,958       63,700     x                                      63,700
National Information Group     COM     63648P100       392       18,900     x                                      18,900
Ocean Energy Inc.              COM     674812201       449       70,500     x                                      70,500
Omniamerica Corp.              COM     68211J100     3,261      101,900     x                                     101,900
Oryx Energy Company            COM     68763F100    15,640    1,163,900     x                                   1,163,900
Petersen Cos Inc.              CL A    716335104     8,923      263,400     x                                     263,400
Provident Cos Inc.             COM     743862104    15,480      373,000     x                                     373,000
Quickturn Design Sys Inc.      COM     74838E102    11,893      830,946     x                                     830,946
Rubbermaid Inc.                COM     781088109    17,850      567,800     x                                     567,800
Seagull Energy Corp.           COM     812007102        60        9,500     x                                       9,500
Sequus Pharmaceuticals Inc.    COM     817471105     8,541      421,800     x                                     421,800
Signal Corp.                   COM     826631103     3,425      100,000     x                                     100,000
Superior Energy Svcs Inc.      COM     868157108     2,338      822,100     x                                     822,100
Union Camp Corp.               COM     905530101    13,928      207,500     x                                     207,500
Vanguard Cellular Sys Inc.     COM     922022108    17,263      668,800     x                                     668,800

                          TOTAL                    299,138
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